TRANSFER OF FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
TRANSFER OF FINANCIAL ASSETS
TRANSFER OF FINANCIAL ASSETS

8.    TRANSFER OF FINANCIAL ASSETS

When the Group transfers a financial assets under an agreement that meets all requirements to derecognize such assets, the difference between the carrying amount of those assets and the amount received as consideration is charged to income.

When the Group transfers a financial asset under an agreement that qualifies for de-recognition in its entirety and retains the right to service the financial asset for a fee, the Group recognizes a servicing asset or a servicing liability for that servicing contract as follows:

●	If the fee to be received is expected to be more than adequate compensation for the servicing, the Group recognizes a servicing asset for the servicing right.
●	If the fee to be received is not expected to compensate the Group adequately for performing the servicing, Group recognizes a servicing liability for the servicing obligations at its fair value.

Transfers that do not qualify for derecognition

The following is a detail of the financial assets transferred by the Group that continue to be recognized in its consolidated financial statements as of December 31, 2021 and 2020:

	12/31/2021	12/31/2020
Personal loans assigned to financial trusts
Asset	869,447	—
Liabilities	551,556	—

The Group may sell, on certain occasions, a portfolio with significant arrears without recourse to the buyer. In these cases, the Group does not retain any substantial risk or benefit on the assigned portfolio, and therefore it qualifies for derecognition.